Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Sales	$ 747,008	$ 1,422,083	$ 4,455,186	$ 10,287,214
Cost of Goods Sold	280,200	1,189,532	3,351,438	9,191,809
Gross Profit	466,808	232,551	1,103,748	1,095,405
Operating Expenses:
Selling, general, and administrative expenses	788,306	711,454	2,830,140	3,019,292
Amortization and depreciation	2,458	2,772	11,088	276,276
Intangibles impairment				3,420,624
Total Operating Expenses	790,764	714,226	2,841,228	6,716,192
Loss from Operations	(323,956)	(481,675)	(1,737,480)	(5,620,787)
Other Income (Expenses):
Gain on debt extinguishment	793,523	157,488	992,592	(57,623)
Loss on change in fair market value of derivative	(48,000)
Interest and financing costs	(401,021)	(342,656)	1,598,246	1,527,262
Derivative expenses				24,733
Total Other Income (Expenses)	344,502	(185,168)	2,590,838	1,494,372
Net Income (Loss) before Provision for Income Tax	20,546	(666,843)	4,328,318	(7,115,159)
Provision for Income Tax
Net Income (Loss)	$ 20,546	$ (666,843)	$ (4,328,318)	$ (7,115,159)
Basic Income (Loss) Per Share	$ 0.00	$ (0.20)
Diluted Income (Loss) Per Share	$ 0.00	$ (0.20)
Basic and Diluted Loss Per Share			$ (0.05)	$ (2.72)
Weighted Average Number of Common Shares Outstanding:
Basic	695,513,142	3,390,082	93,011,260	2,615,437
Diluted	3,057,948,912	3,390,082
Basic and diluted			93,011,260	2,615,437